                        GROUP VARIABLE ANNUITY CONTRACTS
                      ISSUED WITH RESPECT TO DC-I AND DC-II
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford's Ratings" in the "Hartford Life Insurance Company" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


        RATINGS AGENCY    EFFECTIVE DATE       RATING        BASIS OF RATING
                            OF RATING
--------------------------------------------------------------------------------
            Fitch            9/19/02            AA       Claims paying ability



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4061
33-19947